Subsequent events	12 Months Ended
Sep. 30, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 15 – Subsequent events

On November 11, 2014, the Company and Inter-Mountain signed a Global Amendment to the Loan Documents dated May 5, 2014 discussed in note 10.  Instead of a fixed installment amount being due on an applicable installment date, the Global Amendment provides for a lower installment amount being paid with the difference being carried to the next installment period.

In November and December 2014, pursuant to the Global Amendment, the Company issued 15,664,746 shares of unrestricted common stock to Inter-Mountain as installments pursuant to the terms of the Loan and the Global Amendment.

In December 2014, the Company issued 291,667 shares to a vendor for services rendered, pursuant to an agreement.

On December 18, 2014, Neah Power Systems, Inc. (“we” or the “Company”) entered into a Six Month Convertible Promissory Note and corresponding Convertible Note Purchase Agreement (the “Note”) with Rich Niemiec (the “Investor”). The Note has a principal balance of $400,000 and carries a 10% per annum interest rate with a maturity date of June 19, 2015. The Note is convertible into shares of the Company’s Common Stock at the lower of (A) the 10-day trailing volume weighted average bid price of the Company’s Common Stock, calculated at time of conversion, or (B) $0.008 per share. As part of the transaction, the Company issued the Investor a Warrant to purchase 50,000,000 shares of the Company’s Common Stock at $0.008 per share, subject to adjustment. After 3 months the Company may prepay the Note at a price of 110% of the outstanding principal plus interest.

The purchase and sale of shares of Common Stock pursuant to the Securities Agreement are being made pursuant to a private placement transaction exemption under Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D promulgated thereunder. The offering was not conducted in connection with a public offering and no public solicitation or advertisement was made or relied upon by the investors in connection with the offering.